Group plc statement of changes in equity (Parenthetical) - GBP (£)		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Statements [Line Items]
Ordinary shares		£ 2,172,000,000	[1]	£ 2,172,000,000		£ 2,172,000,000
Number of ordinary shares		8,689,755,905
Par value per share		£ 0.25
Total profit for the period including dividend income	[2]	£ 2,184,000,000		2,066,000,000		2,733,000,000
Dividends to shareholders	[2]			2,350,000,000		1,450,000,000
British Telecommunications plc [Member]
Statements [Line Items]
Ordinary shares		£ 2,172,000,000	[3]	£ 2,172,000,000	[4]
Number of ordinary shares		8,689,755,905		8,689,755,905
Par value per share		£ 0.25		£ 0.25
Total profit for the period including dividend income	[3],[5]	£ 2,057,000,000		£ 1,351,000,000
Dividends to shareholders		£ 0		£ 2,350,000,000	[3]	£ 1,450,000,000

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.
[3]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the company financial statements
[4]	2017 restated, see note 1 for further information
[5]	As permitted by Section 408(3) of the Companies Act 2006, no income statement of the company is presented. The company’s profit for the financial year including dividends received from subsidiary undertakings was £2,057m (2016/17: £1,351m) before dividends paid of £nil (2016/17: £2,350m)